Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2016	Dec. 31, 2015
Consolidated Balance Sheets [Abstract]
Limited Partners - Common Units Issued	122,094,633	120,409,456
Limited Partners - Common Units Outstanding	122,094,633	120,409,456
Limited Partners - Preferred Units Issued	12,983,333	12,983,333
Limited Partners - Preferred Units Outstanding	12,983,333	12,983,333